SUPPLEMENT DATED APRIL 30, 2021 TO THE

Prospectuses dated May 1, 2019, as amended, for

NYLIAC Survivorship Variable Universal Life

Variable Universal Life Provider

Prospectuses dated May 1, 2008, as amended, for

NYLIAC Pinnacle Variable Universal Life Policies

NYLIAC Pinnacle Survivorship Variable Universal Life Policies

Prospectus dated May 1, 2014, as amended, for

New York Life Lifetime Wealth Variable Universal Life (“LWVUL”)

NYLIAC Single Premium Variable Universal Life

New York Life Legacy Creator Single Premium Variable Universal Life

INVESTING IN

NYLIAC Variable Universal Life Separate Account – I

This supplement amends the prospectuses you received, as amended, (each a “Prospectus,” and together, the “Prospectuses”) for the variable universal life policies offered through the separate account referenced above. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

The purpose of this supplement is to note changes to certain Eligible Portfolios listed in the Prospectuses as of May 1, 2021. Keeping this purpose in mind, please note the following changes:

I:	Name Changes to Eligible Portfolios

    All references in the Prospectuses to:

•	MainStay VP Emerging Markets Equity – Initial Class will be deleted and replaced with MainStay VP Candriam Emerging Markets Equity – Initial Class;

•	MainStay VP Growth Allocation—Initial Class will be deleted and replaced with MainStay VP Equity Allocation—Initial Class;

•	MainStay VP MacKay Common Stock—Initial Class will be deleted and replaced with MainStay VP Wellington U.S. Equity—Initial Class;

•	MainStay VP MacKay Growth – Initial Class will be deleted and replaced with MainStay VP Wellington Growth – Initial Class;

•	MainStay VP MacKay Mid Cap Core—Initial Class will be deleted and replaced with MainStay VP Wellington Mid Cap—Initial Class;

•	MainStay VP MacKay Small Cap Core—Initial Class will be deleted and replaced with MainStay VP Wellington Small Cap—Initial Class;

•	MainStay VP MacKay Unconstrained Bond—Initial Class will be deleted and replaced with MainStay VP MacKay Strategic Bond —Initial Class;

•	MainStay VP Mellon Natural Resources—Initial Class will be deleted and replaced with MainStay VP Natural Resources—Initial Class;

•	MainStay VP Moderate Growth Allocation—Initial Class will be deleted and replaced with MainStay VP Growth Allocation—Initial Class; and

•	American Funds IS Blue Chip Income and Growth Fund—Class 2 will be deleted and replaced with American Funds IS Washington Mutual Investors Fund—Class 2.

II:	Name Changes to Eligible Portfolios for LWVUL

    All references in the LWVUL Prospectus to:

•	Delaware VIP® Diversified Income Series – Standard Class will be deleted and replaced with LVIP Delaware Diversified Income Fund – Standard Class;

•	Delaware VIP® Value Series – Standard Class will be deleted and replaced with LVIP Delaware Value Fund – Standard Class; and

•	T. Rowe Price New America Growth Portfolio will be deleted and replaced with T. Rowe Price All-Cap Opportunities Portfolio.

III:	Advisor and Subadviser Changes to Eligible Portfolios

Subadviser Change:

All references in the Prospectuses to MacKay Shields LLC as subadviser will be deleted and replaced with:

(a)	Wellington Management Company LLP for the following Eligible Portfolios:

•	MainStay VP Wellington Growth Portfolio – Initial Class (formerly MainStay VP MacKay Growth);

•	MainStay VP Wellington Mid Cap Portfolio - Initial Class (formerly MainStay VP MacKay Mid Cap Core);

•	MainStay VP Wellington Small Cap Portfolio - Initial Class (formerly MainStay VP MacKay Small Cap Core); and

•	MainStay VP Wellington U.S. Equity Portfolio—Initial Class (formerly MainStay VP MacKay Common Stock).

(b)	Candriam Belgium* for the following Eligible Portfolio:

•	MainStay VP Candriam Emerging Markets Equity – Initial Class (formerly MainStay VP Emerging Markets Equity.

Advisor Change and Addition of Subadviser:

All references in the LWVUL Prospectus to Delaware Management Company as the Advisor of the following Eligible Portfolios will be deleted and replaced with Lincoln Investment Advisors Corporation:

•	LVIP Delaware Diversified Income Fund – Standard Class (formerly Delaware VIP® Diversified Income Series); and

•	LVIP Delaware Value Fund – Standard Class (formerly Delaware VIP® Value Series).

The subadviser for the Eligible Portfolios listed above will be Delaware Investments Fund Advisers.

IV:	Changes to Investment Objectives

All references in the Prospectuses to the Investment Objectives for the American Funds IS Washington Mutual Investors Fund – Class 2 (formerly American Funds IS Blue Chip Income and Growth Fund – Class 2) will be deleted and replaced with the following: Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010